Insurance Contracts - Summary of Sensitivity analysis (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Sensitivity Analysis Of Insurance Risk | Mortality Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	3.27%	3.27%
Sensitivity Analysis Of Insurance Risk | Mortality Rate | With Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ (5)	₩ (5)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(5)	(5)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	0	1
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	0	1
Sensitivity Analysis Of Insurance Risk | Mortality Rate | Without Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(3,105)	(3,032)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(2,870)	(2,687)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	4,430	797
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ 4,166	₩ 449
Sensitivity Analysis Of Insurance Risk | Mortality Rate | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level		3.27%
Sensitivity Analysis Of Insurance Risk | Disability/Illness Fixed Compensation
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	3.40%	3.40%
Sensitivity Analysis Of Insurance Risk | Disability/Illness Fixed Compensation | With Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ (7)	₩ (8)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(7)	(8)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	3	1
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	3	1
Sensitivity Analysis Of Insurance Risk | Disability/Illness Fixed Compensation | Without Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(85,523)	(85,651)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(76,018)	(71,338)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	17,185	(18,083)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ 6,446	₩ (34,079)
Sensitivity Analysis Of Insurance Risk | Disability/illness Actual Expense Compensation
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	2.62%	2.62%
Sensitivity Analysis Of Insurance Risk | Long Term Property Other Risks
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	4.19%	4.19%
Sensitivity Analysis Of Insurance Risk | Long Term Property Other Risks | With Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ 0	₩ 0
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	0	0
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	0	0
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	0	0
Sensitivity Analysis Of Insurance Risk | Long Term Property Other Risks | Without Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(6,841)	(4,875)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(6,322)	(4,440)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	924	22
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ 472	₩ (409)
Sensitivity Analysis Of Insurance Risk | Lapse Rate (Increase)
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	9.16%	9.16%
Sensitivity Analysis Of Insurance Risk | Lapse Rate (Increase) | With Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ (183)	₩ (205)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(183)	(205)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(17)	13
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(17)	13
Sensitivity Analysis Of Insurance Risk | Lapse Rate (Increase) | Without Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(34,584)	(24,806)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(35,316)	(25,781)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	40,297	34,194
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ 40,690	₩ 35,398
Sensitivity Analysis Of Insurance Risk | Lapse Rate (Decrease)
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	9.16%	9.16%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	9.16%	9.16%
Sensitivity Analysis Of Insurance Risk | Lapse Rate (Decrease) | With Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ 190	₩ 216
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	190	216
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	15	(14)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	15	(14)
Sensitivity Analysis Of Insurance Risk | Lapse Rate (Decrease) | Without Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	27,128	20,330
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	27,978	21,512
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(45,155)	(36,265)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ (45,645)	₩ (37,697)
Sensitivity Analysis Of Insurance Risk | Expense Ratio (Level)
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	2.62%	2.62%
Sensitivity Analysis Of Insurance Risk | Expense Ratio (Level) | With Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ (122)	₩ (119)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(122)	(119)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	28	7
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	28	7
Sensitivity Analysis Of Insurance Risk | Expense Ratio (Level) | Without Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(17,467)	(16,839)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(15,645)	(14,262)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	6,039	(2,739)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ 4,234	₩ (5,349)
Sensitivity Analysis Of Insurance Risk | Expense Ratio (Inflation)
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	0.26%	0.26%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	0.26%	0.26%
Sensitivity Analysis Of Insurance Risk | Baseline Amount | Estimated Present Value of Future Cash Inflows | With Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ 3,251,318	₩ 3,401,945
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	3,251,318	3,401,945
Sensitivity Analysis Of Insurance Risk | Baseline Amount | Estimated Present Value of Future Cash Inflows | Without Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	7,458,760	8,406,081
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	7,275,463	8,111,836
Sensitivity Analysis Of Insurance Risk | Baseline Amount | Contractual service margin | With Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	7,836	7,540
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	7,836	7,540
Sensitivity Analysis Of Insurance Risk | Baseline Amount | Contractual service margin | Without Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	9,277,197	8,812,942
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	9,196,596	8,812,446
Sensitivity Analysis Of Insurance Risk | Variance Amount | Estimated Present Value of Future Cash Inflows | Mortality Rate | With Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	37	40
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	37	40
Sensitivity Analysis Of Insurance Risk | Variance Amount | Estimated Present Value of Future Cash Inflows | Mortality Rate | Without Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	76,370	79,740
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	76,432	79,623
Sensitivity Analysis Of Insurance Risk | Variance Amount | Estimated Present Value of Future Cash Inflows | Disability/Illness Fixed Compensation | With Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	79	93
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	79	93
Sensitivity Analysis Of Insurance Risk | Variance Amount | Estimated Present Value of Future Cash Inflows | Disability/Illness Fixed Compensation | Without Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	1,054,906	1,052,913
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	1,171,381	1,121,235
Sensitivity Analysis Of Insurance Risk | Variance Amount | Estimated Present Value of Future Cash Inflows | Long Term Property Other Risks | With Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	0	0
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	0	0
Sensitivity Analysis Of Insurance Risk | Variance Amount | Estimated Present Value of Future Cash Inflows | Long Term Property Other Risks | Without Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	48,390	42,239
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	51,755	45,498
Sensitivity Analysis Of Insurance Risk | Variance Amount | Estimated Present Value of Future Cash Inflows | Lapse Rate (Increase) | With Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	1,228	1,360
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	1,228	1,360
Sensitivity Analysis Of Insurance Risk | Variance Amount | Estimated Present Value of Future Cash Inflows | Lapse Rate (Increase) | Without Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	581,399	521,112
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	577,063	511,355
Sensitivity Analysis Of Insurance Risk | Variance Amount | Estimated Present Value of Future Cash Inflows | Lapse Rate (Decrease) | With Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(1,279)	(1,419)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(1,279)	(1,419)
Sensitivity Analysis Of Insurance Risk | Variance Amount | Estimated Present Value of Future Cash Inflows | Lapse Rate (Decrease) | Without Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(631,737)	(565,513)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(627,099)	(555,004)
Sensitivity Analysis Of Insurance Risk | Variance Amount | Estimated Present Value of Future Cash Inflows | Expense Ratio (Level) | With Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	660	698
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	660	698
Sensitivity Analysis Of Insurance Risk | Variance Amount | Estimated Present Value of Future Cash Inflows | Expense Ratio (Level) | Without Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	241,094	240,775
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	242,348	242,302
Sensitivity Analysis Of Insurance Risk | Variance Amount | Contractual service margin | Mortality Rate | With Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(32)	(36)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(32)	(36)
Sensitivity Analysis Of Insurance Risk | Variance Amount | Contractual service margin | Mortality Rate | Without Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(77,695)	(77,504)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(77,728)	(77,385)
Sensitivity Analysis Of Insurance Risk | Variance Amount | Contractual service margin | Disability/Illness Fixed Compensation | With Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(75)	(86)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(75)	(86)
Sensitivity Analysis Of Insurance Risk | Variance Amount | Contractual service margin | Disability/Illness Fixed Compensation | Without Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(986,568)	(949,179)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(1,101,808)	(1,015,818)
Sensitivity Analysis Of Insurance Risk | Variance Amount | Contractual service margin | Long Term Property Other Risks | With Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	0	0
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	0	0
Sensitivity Analysis Of Insurance Risk | Variance Amount | Contractual service margin | Long Term Property Other Risks | Without Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(42,473)	(37,387)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(45,905)	(40,649)
Sensitivity Analysis Of Insurance Risk | Variance Amount | Contractual service margin | Lapse Rate (Increase) | With Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(1,028)	(1,167)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(1,028)	(1,167)
Sensitivity Analysis Of Insurance Risk | Variance Amount | Contractual service margin | Lapse Rate (Increase) | Without Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(587,112)	(530,501)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(582,437)	(520,973)
Sensitivity Analysis Of Insurance Risk | Variance Amount | Contractual service margin | Lapse Rate (Decrease) | With Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	1,074	1,217
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	1,074	1,217
Sensitivity Analysis Of Insurance Risk | Variance Amount | Contractual service margin | Lapse Rate (Decrease) | Without Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	649,765	581,448
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	644,766	571,189
Sensitivity Analysis Of Insurance Risk | Variance Amount | Contractual service margin | Expense Ratio (Level) | With Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(566)	(585)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(566)	(585)
Sensitivity Analysis Of Insurance Risk | Variance Amount | Contractual service margin | Expense Ratio (Level) | Without Participation Features [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(229,666)	(221,198)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ (230,938)	₩ (222,692)
Assumption sensitivity | Mortality Rate | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	3.27%	3.27%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ (987)	₩ (589)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(847)	(545)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(2,806)	(8,530)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ (3,221)	₩ (8,748)
Assumption sensitivity | Disability/Illness Fixed Compensation | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	3.40%	3.40%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ (1,539)	₩ (1,108)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(1,016)	(1,038)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	7,805	4,180
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ 7,520	₩ 4,128
Assumption sensitivity | Disability/illness Actual Expense Compensation | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	2.62%	2.62%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held		₩ (3)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		(3)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held		1
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		₩ 0
Assumption sensitivity | Long Term Property Other Risks | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	4.19%	4.19%
Assumption sensitivity | Lapse Rate (Increase) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	9.16%	9.16%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ (36,064)	₩ (20,353)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(35,125)	(20,196)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(96,261)	(73,665)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ (97,673)	₩ (74,018)
Assumption sensitivity | Lapse Rate (Decrease) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	9.16%	9.16%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ 21,691	₩ 17,415
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	21,037	17,266
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	102,174	79,765
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ 103,789	₩ 80,137
Assumption sensitivity | Expense Ratio (Level) | Expense Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	2.62%	2.62%
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ (4,850)	₩ (4,889)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(4,534)	(4,832)
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	8,282	5,511
Increase (decrease) in equity due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ 8,280	₩ 5,510
Assumption sensitivity | Expense Ratio (Inflation) | Expense Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Shock level	0.26%	0.26%
Assumption sensitivity | Baseline Amount | Estimated Present Value of Future Cash Inflows
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	₩ 24,727,079	₩ 23,706,824
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	24,795,497	23,747,465
Assumption sensitivity | Baseline Amount | Contractual service margin
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	5,330,899	5,143,498
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	5,291,953	5,139,655
Assumption sensitivity | Variance Amount | Estimated Present Value of Future Cash Inflows | Mortality Rate | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	96,436
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	92,581
Assumption sensitivity | Variance Amount | Estimated Present Value of Future Cash Inflows | Disability/Illness Fixed Compensation | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	107,696
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	105,964
Assumption sensitivity | Variance Amount | Estimated Present Value of Future Cash Inflows | Lapse Rate (Increase) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	420,275
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	414,086
Assumption sensitivity | Variance Amount | Estimated Present Value of Future Cash Inflows | Lapse Rate (Decrease) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(474,860)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(467,856)
Assumption sensitivity | Variance Amount | Estimated Present Value of Future Cash Inflows | Expense Ratio (Level) | Expense Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	84,853
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	84,843
Assumption sensitivity | Variance Amount | Contractual service margin | Mortality Rate | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(92,643)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(88,513)
Assumption sensitivity | Variance Amount | Contractual service margin | Disability/Illness Fixed Compensation | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(113,961)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(112,468)
Assumption sensitivity | Variance Amount | Contractual service margin | Lapse Rate (Increase) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(287,951)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	(281,288)
Assumption sensitivity | Variance Amount | Contractual service margin | Lapse Rate (Decrease) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	350,995
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	343,030
Assumption sensitivity | Variance Amount | Contractual service margin | Expense Ratio (Level) | Expense Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held	(88,286)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	₩ (88,589)
Assumption sensitivity | Change amount | Estimated Present Value of Future Cash Inflows | Mortality Rate | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held		106,984
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		105,168
Assumption sensitivity | Change amount | Estimated Present Value of Future Cash Inflows | Disability/Illness Fixed Compensation | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held		102,301
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		101,554
Assumption sensitivity | Change amount | Estimated Present Value of Future Cash Inflows | Disability/illness Actual Expense Compensation | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held		531
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		511
Assumption sensitivity | Change amount | Estimated Present Value of Future Cash Inflows | Lapse Rate (Increase) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held		362,584
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		360,412
Assumption sensitivity | Change amount | Estimated Present Value of Future Cash Inflows | Lapse Rate (Decrease) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held		(412,005)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		(409,644)
Assumption sensitivity | Change amount | Estimated Present Value of Future Cash Inflows | Expense Ratio (Level) | Expense Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held		92,193
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		92,186
Assumption sensitivity | Change amount | Contractual service margin | Mortality Rate | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held		(97,865)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		(95,875)
Assumption sensitivity | Change amount | Contractual service margin | Disability/Illness Fixed Compensation | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held		(105,373)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		(104,644)
Assumption sensitivity | Change amount | Contractual service margin | Disability/illness Actual Expense Compensation | Loss Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held		(529)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		(508)
Assumption sensitivity | Change amount | Contractual service margin | Lapse Rate (Increase) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held		(268,566)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		(266,198)
Assumption sensitivity | Change amount | Contractual service margin | Lapse Rate (Decrease) | Lapse Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held		314,825
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		312,241
Assumption sensitivity | Change amount | Contractual service margin | Expense Ratio (Level) | Expense Rate
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17, insurance contracts issued before mitigation by reinsurance contracts held		(92,815)
Increase (decrease) in profit (loss) due to reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17		₩ (92,864)